SCHEDULE OF ANTI DILUTIVE SECURITIES EXCLUDED FROM CALCULATION (Details) - shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total		18,391,289				17,825,001
Ensysce Biosciences, Inc [Member]
Total	4,463,823		5,805,250	4,573,506	5,802,476	3,660,064	5,216,220
Ensysce Biosciences, Inc [Member] | Stock Options [Member]
Total						3,640,309	5,200,615
Ensysce Biosciences, Inc [Member] | Warrant [Member]
Total	19,755		19,755	19,755	19,755	19,755	15,605